Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 304,000
Previously Paid Amount	0
Total Fee Amount	26.45
Net Fee	$ 26.45
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A